UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07963

NYSA Series Trust

(Exact name of registrant as specified in charter)

507 Plum St., Suite 120

Syracuse, New York 13204

(Address of principal executive offices)

 (Zip code)

Robert Cuculich

Pinnacle Advisers LLC

507 Plum St., Suite 120

Syracuse, New York 13204

(Name and address of agent for service)

Registrant's telephone number, including area code: 315-251-1101

Date of fiscal year end: March 31

Date of reporting period: June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

NYSA Fund

BOX SHIPS INC.

Ticker Symbol:TEU	Cusip Number:Y09675102
Record Date: 10/12/2015	Meeting Date: 11/18/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director: ACHILLEAS STERGIOU A. JOEL WALTON	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF DELOITTE HADJIPAVLOU SOFIANOS & CAMBANIS S.A. AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With
3	TO APPROVE THE REVERSE SPLIT OF THE COMPANY'S COMMON STOCK AND THE RELATED AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED ARTICLES OF INCORPORATION, AS DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With

BOX SHIPS INC.

Ticker Symbol:TEU	Cusip Number:Y09675102
Record Date: 10/12/2015	Meeting Date: 11/18/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director: ACHILLEAS STERGIOU A. JOEL WALTON	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF DELOITTE HADJIPAVLOU SOFIANOS & CAMBANIS S.A. AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With
3	TO APPROVE THE REVERSE SPLIT OF THE COMPANY'S COMMON STOCK AND THE RELATED AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED ARTICLES OF INCORPORATION, AS DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With

BOX SHIPS INC.

Ticker Symbol:TEU	Cusip Number:Y09675102
Record Date: 10/12/2015	Meeting Date: 11/18/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR ACHILLEAS STERGIOU A. JOEL WALTON	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF DELOITTE HADJIPAVLOU SOFIANOS & CAMBANIS S.A. AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With
3	TO APPROVE THE REVERSE SPLIT OF THE COMPANY'S COMMON STOCK AND THE RELATED AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED ARTICLES OF INCORPORATION, AS DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With

BOX SHIPS INC.

Ticker Symbol:TEU	Cusip Number:Y09675102
Record Date: 10/12/2015	Meeting Date: 11/18/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR ACHILLEAS STERGIOU A. JOEL WALTON	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF DELOITTE HADJIPAVLOU SOFIANOS & CAMBANIS S.A. AS THE COMPANY'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2015.	For	Issuer	For	With
3	TO APPROVE THE REVERSE SPLIT OF THE COMPANY'S COMMON STOCK AND THE RELATED AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED ARTICLES OF INCORPORATION, AS DESCRIBED IN THE PROXY STATEMENT.	For	Issuer	For	With

CHEVRON CORP

Ticker Symbol:CVX	Cusip Number:166764100
Record Date: 3/30/2016	Meeting Date: 5/25/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	REPORT ON SHALE ENERGY OPERATIONS	Against	Issuer	Against	With
11	RECOMMEND INDEPENDENT DIRECTOR WITH ENVIRONMENTAL EXPERTISE	Against	Issuer	Against	With
12	SET SPECIAL MEETINGS THRESHOLD AT 10%	Against	Issuer	Against	With
1A	ELECTION OF DIRECTOR: A.B. CUMMINGS JR.	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: L.F. DEILY	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: R.E. DENHAM	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: A.P. GAST	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: E. HERNANDEZ JR.	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: J.M. HUNTSMAN JR.	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: C.W. MOORMAN IV	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: J.G. STUMPF	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: R.D. SUGAR	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: I.G. THULIN	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: J.S. WATSON	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF PWC AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	For	Issuer	For	With
4	AMENDMENT TO THE CHEVRON CORPORATION NON-EMPLOYEE DIRECTORS' EQUITY COMPENSATION AND DEFERRAL PLAN	For	Issuer	For	With
5	REPORT ON LOBBYING	Against	Issuer	Against	With
6	ADOPT TARGETS TO REDUCE GHG EMISSIONS	Against	Issuer	Against	With
7	REPORT ON CLIMATE CHANGE IMPACT ASSESSMENT	Against	Issuer	Against	With
8	REPORT ON RESERVE REPLACEMENTS	Against	Issuer	Against	With
9	ADOPT DIVIDEND POLICY	Against	Issuer	Against	With

CHEVRON CORP

Ticker Symbol:CVX	Cusip Number:166764100
Record Date: 3/30/2016	Meeting Date: 5/25/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	REPORT ON SHALE ENERGY OPERATIONS	Against	Issuer	Against	With
11	RECOMMEND INDEPENDENT DIRECTOR WITH ENVIRONMENTAL EXPERTISE	Against	Issuer	Against	With
12	SET SPECIAL MEETINGS THRESHOLD AT 10%	Against	Issuer	Against	With
1A	ELECTION OF DIRECTOR: A.B. CUMMINGS JR.	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: L.F. DEILY	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: R.E. DENHAM	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: A.P. GAST	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: E. HERNANDEZ JR.	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: J.M. HUNTSMAN JR.	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: C.W. MOORMAN IV	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: J.G. STUMPF	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: R.D. SUGAR	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: I.G. THULIN	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: J.S. WATSON	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF PWC AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE NAMED EXECUTIVE OFFICER COMPENSATION	For	Issuer	For	With
4	AMENDMENT TO THE CHEVRON CORPORATION NON-EMPLOYEE DIRECTORS' EQUITY COMPENSATION AND DEFERRAL PLAN	For	Issuer	For	With
5	REPORT ON LOBBYING	Against	Issuer	Against	With
6	ADOPT TARGETS TO REDUCE GHG EMISSIONS	Against	Issuer	Against	With
7	REPORT ON CLIMATE CHANGE IMPACT ASSESSMENT	Against	Issuer	Against	With
8	REPORT ON RESERVE REPLACEMENTS	Against	Issuer	Against	With
9	ADOPT DIVIDEND POLICY	Against	Issuer	Against	With

CORNING INC.

Ticker Symbol:GLW	Cusip Number:219350105
Record Date: 2/29/2016	Meeting Date: 4/28/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: DONALD W. BLAIR	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: STEPHANIE A. BURNS	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: JOHN A. CANNING, JR.	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: RICHARD T. CLARK	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: ROBERT F. CUMMINGS, JR.	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: DEBORAH A. HENRETTA	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: DANIEL P. HUTTENLOCHER	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: KURT M. LANDGRAF	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: KEVIN J. MARTIN	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: DEBORAH D. RIEMAN	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: HANSEL E. TOOKES II	For	Issuer	For	With
1L	ELECTION OF DIRECTOR: WENDELL P. WEEKS	For	Issuer	For	With
1M	ELECTION OF DIRECTOR: MARK S. WRIGHTON	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS CORNING'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE THE COMPANY'S EXECUTIVE COMPENSATION.	For	Issuer	For	With

CORNING INC.

Ticker Symbol:GLW	Cusip Number:219350105
Record Date: 2/29/2016	Meeting Date: 4/28/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: DONALD W. BLAIR	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: STEPHANIE A. BURNS	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: JOHN A. CANNING, JR.	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: RICHARD T. CLARK	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: ROBERT F. CUMMINGS, JR.	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: DEBORAH A. HENRETTA	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: DANIEL P. HUTTENLOCHER	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: KURT M. LANDGRAF	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: KEVIN J. MARTIN	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: DEBORAH D. RIEMAN	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: HANSEL E. TOOKES II	For	Issuer	For	With
1L	ELECTION OF DIRECTOR: WENDELL P. WEEKS	For	Issuer	For	With
1M	ELECTION OF DIRECTOR: MARK S. WRIGHTON	For	Issuer	For	With
2	RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS CORNING'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.	For	Issuer	For	With
3	ADVISORY VOTE TO APPROVE THE COMPANY'S EXECUTIVE COMPENSATION.	For	Issuer	For	With

FLEXTRONICS INTERNATIONAL LTD

Ticker Symbol:FLEX	Cusip Number:Y2573F102
Record Date: 6/22/2015	Meeting Date: 8/20/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	RE-ELECTION OF MR. LAY KOON TAN AS A DIRECTOR OF FLEXTRONICS.	For	Issuer	For	With
1B	RE-ELECTION OF MR. WILLIAM D. WATKINS AS A DIRECTOR OF FLEXTRONICS.	For	Issuer	For	With
2	RE-APPOINTMENT OF MR. LAWRENCE A. ZIMMERMAN AS A DIRECTOR OF FLEXTRONICS.	For	Issuer	For	With
3	TO APPROVE THE RE-APPOINTMENT OF DELOITTE & TOUCHE LLP AS FLEXTRONICS'S INDEPENDENT AUDITORS FOR THE 2016 FISCAL YEAR AND TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX ITS REMUNERATION.	For	Issuer	For	With
4	TO APPROVE A GENERAL AUTHORIZATION FOR THE DIRECTORS OF FLEXTRONICS TO ALLOT AND ISSUE ORDINARY SHARES.	For	Issuer	For	With
5	NON-BINDING, ADVISORY RESOLUTION. TO APPROVE THE COMPENSATION OF FLEXTRONICS'S NAMED EXECUTIVE OFFICERS, AS DISCLOSED PURSUANT TO ITEM 402 OF REGULATION S-K, SET FORTH IN "COMPENSATION DISCUSSION AND ANALYSIS" AND IN THE COMPENSATION TABLES AND THE ACCOMPANYING NARRATIVE DISCLOSURE UNDER "EXECUTIVE COMPENSATION" IN FLEXTRONICS'S PROXY STATEMENT RELATING TO ITS 2015 ANNUAL GENERAL MEETING.	For	Issuer	For	With
S1	EXTRAORDINARY GENERAL MEETING PROPOSAL: TO APPROVE THE RENEWAL OF THE SHARE PURCHASE MANDATE RELATING TO ACQUISITIONS BY FLEXTRONICS OF ITS OWN ISSUED ORDINARY SHARES.	For	Issuer	For	With

FORD MOTOR COMPANY

Ticker Symbol:F	Cusip Number:345370860
Record Date: 3/16/2016	Meeting Date: 5/12/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: STEPHEN G. BUTLER	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: KIMBERLY A. CASIANO	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: ANTHONY F. EARLEY, JR.	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: MARK FIELDS	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: EDSEL B. FORD II	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: WILLIAM CLAY FORD, JR	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: JAMES H. HANCE, JR.	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: WILLIAM W. HELMAN IV	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: JON M. HUNTSMAN, JR.	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: WILLIAM E. KENNARD	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: JOHN C. LECHLEITER	For	Issuer	For	With
1L	ELECTION OF DIRECTOR: ELLEN R. MARRAM	For	Issuer	For	With
1M	ELECTION OF DIRECTOR: GERALD L. SHAHEEN	For	Issuer	For	With
1N	ELECTION OF DIRECTOR: JOHN L. THORNTON	For	Issuer	For	With
2	RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	SAY ON PAY - AN ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE NAMED EXECUTIVES.	For	Issuer	For	With
4	APPROVAL OF THE TAX BENEFIT PRESERVATION PLAN.	For	Issuer	For	With
5	RELATING TO CONSIDERATION OF A RECAPITALIZATION PLAN TO PROVIDE THAT ALL OF THE COMPANY'S OUTSTANDING STOCK HAVE ONE VOTE PER SHARE.	Against	Issuer	Against	With
6	RELATING TO ALLOWING HOLDERS OF 10% OF OUTSTANDING COMMON STOCK TO CALL SPECIAL MEETINGS OF SHAREHOLDERS.	Against	Issuer	Against	With

FORD MOTOR COMPANY

Ticker Symbol:F	Cusip Number:345370860
Record Date: 3/16/2016	Meeting Date: 5/12/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: STEPHEN G. BUTLER	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: KIMBERLY A. CASIANO	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: ANTHONY F. EARLEY, JR.	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: MARK FIELDS	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: EDSEL B. FORD II	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: WILLIAM CLAY FORD, JR	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: JAMES H. HANCE, JR.	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: WILLIAM W. HELMAN IV	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: JON M. HUNTSMAN, JR.	For	Issuer	For	With
1J	ELECTION OF DIRECTOR: WILLIAM E. KENNARD	For	Issuer	For	With
1K	ELECTION OF DIRECTOR: JOHN C. LECHLEITER	For	Issuer	For	With
1L	ELECTION OF DIRECTOR: ELLEN R. MARRAM	For	Issuer	For	With
1M	ELECTION OF DIRECTOR: GERALD L. SHAHEEN	For	Issuer	For	With
1N	ELECTION OF DIRECTOR: JOHN L. THORNTON	For	Issuer	For	With
2	RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	SAY ON PAY - AN ADVISORY VOTE TO APPROVE THE COMPENSATION OF THE NAMED EXECUTIVES.	For	Issuer	For	With
4	APPROVAL OF THE TAX BENEFIT PRESERVATION PLAN.	For	Issuer	For	With
5	RELATING TO CONSIDERATION OF A RECAPITALIZATION PLAN TO PROVIDE THAT ALL OF THE COMPANY'S OUTSTANDING STOCK HAVE ONE VOTE PER SHARE.	Against	Issuer	Against	With
6	RELATING TO ALLOWING HOLDERS OF 10% OF OUTSTANDING COMMON STOCK TO CALL SPECIAL MEETINGS OF SHAREHOLDERS.	Against	Issuer	Against	With

FREEPORT-MCMORAN INC.

Ticker Symbol:FCX	Cusip Number:35671D857
Record Date: 4/12/2016	Meeting Date: 6/8/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR RICHARD C. ADKERSON GERALD J. FORD LYDIA H. KENNARD ANDREW LANGHAM JON C. MADONNA COURTNEY MATHER DUSTAN E. MCCOY FRANCES FRAGOS TOWNSEND	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016.	For	Issuer	For	With
3	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
4	APPROVAL OF AN AMENDMENT TO OUR AMENDED AND RESTATED BY-LAWS TO IMPLEMENT STOCKHOLDER PROXY ACCESS.	For	Issuer	For	With
5	APPROVAL OF AN AMENDMENT TO OUR AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF COMMON STOCK TO 3,000,000,000.	For	Issuer	For	With
6	APPROVAL OF AN AMENDMENT TO OUR AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO CLARIFY THAT ANY DIRECTOR MAY BE REMOVED WITH OR WITHOUT CAUSE.	For	Issuer	For	With
7	APPROVAL OF THE ADOPTION OF THE FREEPORT-MCMORAN INC. 2016 STOCK INCENTIVE PLAN.	For	Issuer	For	With
8	STOCKHOLDER PROPOSAL REQUESTING A REPORT ON THE COMPANY'S ENHANCED OIL RECOVERY OPERATIONS.	Against	Issuer	Against	With

FUELCELL ENERGY, INC.

Ticker Symbol:FCEL	Cusip Number:35952H502
Record Date: 2/12/2016	Meeting Date: 4/7/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR ARTHUR A. BOTTONE PAUL F. BROWNING J.H. ENGLAND MATTHEW F. HILZINGER JOHN A. ROLLS CHRISTOPHER S. SOTOS NATICA VON ALTHANN TOGO DENNIS WEST, JR.	For	Issuer	For	With
2	TO RATIFY THE SELECTION OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2016.	For	Issuer	For	With
3	TO AMEND THE FUELCELL ENERGY, INC. AMENDED AND RESTATED ARTICLES OF INCORPORATION INCREASING ITS AUTHORIZED COMMON STOCK FROM 39,583,333 SHARES TO 75,000,000 SHARES.	For	Issuer	For	With
4	TO AMEND THE FUELCELL ENERGY, INC. AMENDED AND RESTATED 2010 EQUITY INCENTIVE PLAN, INCREASING THE NUMBER OF SHARES RESERVED FOR ISSUANCE FROM 1,291,667 SHARES TO 2,500,000 SHARES.	For	Issuer	For	With

FUELCELL ENERGY, INC.

Ticker Symbol:FCEL	Cusip Number:35952H502
Record Date: 2/12/2016	Meeting Date: 4/7/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR ARTHUR A. BOTTONE PAUL F. BROWNING J.H. ENGLAND MATTHEW F. HILZINGER JOHN A. ROLLS CHRISTOPHER S. SOTOS NATICA VON ALTHANN TOGO DENNIS WEST, JR.	For	Issuer	For	With
2	TO RATIFY THE SELECTION OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL 2016.	For	Issuer	For	With
3	TO AMEND THE FUELCELL ENERGY, INC. AMENDED AND RESTATED ARTICLES OF INCORPORATION INCREASING ITS AUTHORIZED COMMON STOCK FROM 39,583,333 SHARES TO 75,000,000 SHARES.	For	Issuer	For	With
4	TO AMEND THE FUELCELL ENERGY, INC. AMENDED AND RESTATED 2010 EQUITY INCENTIVE PLAN, INCREASING THE NUMBER OF SHARES RESERVED FOR ISSUANCE FROM 1,291,667 SHARES TO 2,500,000 SHARES.	For	Issuer	For	With

HUNTINGTON US TREASURY MONEY MARKET FUND

Ticker Symbol:HTTXX	Cusip Number:446327801
Record Date: 10/2/2015	Meeting Date: 12/2/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Treasury Obligations Fund, a portfolio of Money Market Obligations Trust, would acquire all (or substantially all) ofthe assets of Huntington U.S. Treasury Money Market Fund, a portfolio ofThe Huntington Funds, in exchange for Service Shares and Institutional Shares of Federated Treasury Obligations Fund, a portfolio of Money MarketObligations Trust, to be distributed pro rata by Huntington U.S. TreasuryMoney Market Fund to its shareholders of Class A Shares and Institutional Shares, respectively, in complete liquidation and termination of Huntington U.S. Treasury Money Market Fund	For	Issuer	For	With

HUNTINGTON US TREASURY MONEY MARKET FUND

Ticker Symbol:HTTXX	Cusip Number:446327801
Record Date: 10/2/2015	Meeting Date: 12/2/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Treasury Obligations Fund, a portfolio of Money Market Obligations Trust, would acquire all (or substantially all) ofthe assets of Huntington U.S. Treasury Money Market Fund, a portfolio of The Huntington Funds, in exchange for Service Shares and Institutional Shares of Federated Treasury Obligations Fund, a portfolio of Money Market Obligations Trust, to be distributed pro rata by Huntington U.S. Treasury Money Market Fund to its shareholders of Class A Shares and Institutional Shares, respectively, in complete liquidation and termination of Huntington U.S. Treasury Money Market Fund	For	Issuer	For	With

ITUS CORP

Ticker Symbol:ITUS	Cusip Number:45069V203
Record Date: 7/1/2015	Meeting Date: 8/26/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR 1) LEWIS H. TITTERTON, JR. 2) ROBERT A. BERMAN 3) DR. AMIT KUMAR 4) BRUCE F. JOHNSON 5) DALE FOX	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT BY THE BOARD OF HASKELL & WHITE LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING OCTOBER 31, 2015.	For	Issuer	For	With

KINDER MORGAN, INC.

Ticker Symbol:KMI	Cusip Number:49456B101
Record Date: 3/11/2016	Meeting Date: 5/10/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR RICHARD D. KINDER STEVEN J. KEAN TED A. GARDNER ANTHONY W. HALL, JR. GARY L. HULTQUIST RONALD L. KUEHN, JR. DEBORAH A. MACDONALD MICHAEL C. MORGAN ARTHUR C. REICHSTETTER FAYEZ SAROFIM C. PARK SHAPER WILLIAM A. SMITH JOEL V. STAFF ROBERT F. VAGT PERRY M. WAUGHTAL	For	Issuer	For	With
2	RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2016	For	Issuer	For	With
3	STOCKHOLDER PROPOSAL RELATING TO A REPORT ON OUR COMPANY'S RESPONSE TO CLIMATE CHANGE	Against	Issuer	Against	With
4	STOCKHOLDER PROPOSAL RELATING TO A REPORT ON METHANE EMISSIONS	Against	Issuer	Against	With
5	STOCKHOLDER PROPOSAL RELATING TO AN ANNUAL SUSTAINABILITY REPORT	Against	Issuer	Against	With
6	STOCKHOLDER PROPOSAL RELATING TO A REPORT ON DIVERSITY OF THE BOARD OF DIRECTORS	Against	Issuer	Against	With

LIGAND PHARMACEUTICALS INC.

Ticker Symbol:LGND	Cusip Number:53220K504
Record Date: 3/29/2016	Meeting Date: 5/23/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR JASON M. ARYEH TODD C. DAVIS JOHN L. HIGGINS JOHN W. KOZARICH JOHN L. LAMATTINA SUNIL PATEL STEPHEN L. SABBA	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED ACCOUNTING FIRM.	For	Issuer	For	With
3	APPROVAL OF THE AMENDMENT AND RESTATEMENT OF LIGAND PHARMACEUTICALS INCORPORATED'S 2002 STOCK INCENTIVE PLAN.	For	Issuer	For	With
4	APPROVAL, ON A NON-BINDING ADVISORY BASIS, OF THE COMPENSATION OF LIGAND PHARMACEUTICALS INCORPORATED'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

LIGAND PHARMACEUTICALS INC.

Ticker Symbol:LGND	Cusip Number:53220K504
Record Date: 3/29/2016	Meeting Date: 5/23/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR JASON M. ARYEH TODD C. DAVIS JOHN L. HIGGINS JOHN W. KOZARICH JOHN L. LAMATTINA SUNIL PATEL STEPHEN L. SABBA	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED ACCOUNTING FIRM.	For	Issuer	For	With
3	APPROVAL OF THE AMENDMENT AND RESTATEMENT OF LIGAND PHARMACEUTICALS INCORPORATED'S 2002 STOCK INCENTIVE PLAN.	For	Issuer	For	With
4	APPROVAL, ON A NON-BINDING ADVISORY BASIS, OF THE COMPENSATION OF LIGAND PHARMACEUTICALS INCORPORATED'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

LIGHTWAVE LOGIC INC.

Ticker Symbol:LWLG	Cusip Number:532275104
Record Date: 4/20/2016	Meeting Date: 5/20/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR JOSEPH A. MILLER, JR. RONALD A. BUCCHI MICHAEL S. LEBBY	For	Issuer	For	With
2	APPROVAL OF THE LIGHTWAVE LOGIC, INC. 2016 EQUITY INCENTIVE PLAN.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF MORISON COGEN LLP TO SERVE AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.	For	Issuer	For	With

LIGHTWAVE LOGIC INC.

Ticker Symbol:LWLG	Cusip Number:532275104
Record Date: 4/20/2016	Meeting Date: 5/20/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR JOSEPH A. MILLER, JR. RONALD A. BUCCHI MICHAEL S. LEBBY	For	Issuer	For	With
2	APPROVAL OF THE LIGHTWAVE LOGIC, INC. 2016 EQUITY INCENTIVE PLAN.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF MORISON COGEN LLP TO SERVE AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2016.	For	Issuer	For	With

MAGELLAN PETROLEUM CORPORATION

Ticker Symbol:MPET	Cusip Number:559091301
Record Date: 5/28/2015	Meeting Date: 7/10/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	THE AMENDMENT TO THE RESTATED CERTIFICATE OF INCORPORATION TO EFFECT A REVERSE STOCK SPLIT.	For	Issuer	For	With
2	TO ADJOURN OR POSTPONE THE SPECIAL MEETING, IF NECESSARY.	For	Issuer	For	With

MBIA INC.

Ticker Symbol:MBI	Cusip Number:55262C100
Record Date: 3/14/2016	Meeting Date: 5/3/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: JOSEPH W. BROWN	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: MARYANN BRUCE	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: KEITH D. CURRY	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: STEVEN J. GILBERT	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: CHARLES R. RINEHART	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: LOIS A. SCOTT	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: THEODORE SHASTA	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: RICHARD C. VAUGHAN	For	Issuer	For	With
2	TO APPROVE, ON AN ADVISORY BASIS, EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP, CERTIFIED PUBLIC ACCOUNTANTS, AS INDEPENDENT AUDITORS FOR THE COMPANY FOR THE YEAR 2016.	For	Issuer	For	With

MBIA INC.

Ticker Symbol:MBI	Cusip Number:55262C100
Record Date: 3/14/2016	Meeting Date: 5/3/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: JOSEPH W. BROWN	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: MARYANN BRUCE	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: KEITH D. CURRY	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: STEVEN J. GILBERT	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: CHARLES R. RINEHART	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: LOIS A. SCOTT	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: THEODORE SHASTA	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: RICHARD C. VAUGHAN	For	Issuer	For	With
2	TO APPROVE, ON AN ADVISORY BASIS, EXECUTIVE COMPENSATION.	For	Issuer	For	With
3	TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP, CERTIFIED PUBLIC ACCOUNTANTS, AS INDEPENDENT AUDITORS FOR THE COMPANY FOR THE YEAR 2016.	For	Issuer	For	With

METHODE ELECTRONICS, INC.

Ticker Symbol:MEI	Cusip Number:591520200
Record Date: 7/20/2015	Meeting Date: 9/17/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	ELECTION OF DIRECTOR: WALTER J. ASPATORE	For	Issuer	For	With
1B	ELECTION OF DIRECTOR: WARREN L. BATTS	For	Issuer	For	With
1C	ELECTION OF DIRECTOR: DARREN M. DAWSON	For	Issuer	For	With
1D	ELECTION OF DIRECTOR: DONALD W. DUDA	For	Issuer	For	With
1E	ELECTION OF DIRECTOR: STEPHEN F. GATES	For	Issuer	For	With
1F	ELECTION OF DIRECTOR: ISABELLE C. GOOSSEN	For	Issuer	For	With
1G	ELECTION OF DIRECTOR: CHRISTOPHER J. HORNUNG	For	Issuer	For	With
1H	ELECTION OF DIRECTOR: PAUL G. SHELTON	For	Issuer	For	With
1I	ELECTION OF DIRECTOR: LAWRENCE B. SKATOFF	For	Issuer	For	With
2	THE RATIFICATION OF THE AUDIT COMMITTEE'S SELECTION OF ERNST & YOUNG LLP TO SERVE AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING APRIL 30, 2016.	For	Issuer	For	With
3	THE ADVISORY APPROVAL OF METHODE'S NAMED EXECUTIVE OFFICER COMPENSATION.	For	Issuer	For	With

POPEYES LOUISIANA KITCHEN INC.

Ticker Symbol:PLKI	Cusip Number:732872106
Record Date: 4/1/2016	Meeting Date: 5/19/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR KRISHNAN ANAND CHERYL A. BACHELDER CAROLYN HOGAN BYRD JOHN M. CRANOR, III S. KIRK KINSELL JOEL K. MANBY CANDACE S. MATTHEWS MARTYN R. REDGRAVE LIZANNE THOMAS	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS PLKI'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 25, 2016.	For	Issuer	For	With
3	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

POPEYES LOUISIANA KITCHEN INC.

Ticker Symbol:PLKI	Cusip Number:732872106
Record Date: 4/1/2016	Meeting Date: 5/19/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR KRISHNAN ANAND CHERYL A. BACHELDER CAROLYN HOGAN BYRD JOHN M. CRANOR, III S. KIRK KINSELL JOEL K. MANBY CANDACE S. MATTHEWS MARTYN R. REDGRAVE LIZANNE THOMAS	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS PLKI'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 25, 2016.	For	Issuer	For	With
3	APPROVAL, ON AN ADVISORY BASIS, OF THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

SOLAZYME, INC.

Ticker Symbol:SZYM	Cusip Number:83415T101
Record Date: 4/11/2016	Meeting Date: 6/8/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR MICHAEL V. ARBIGE JERRY FIDDLER	For	Issuer	For	With
2	AMENDMENT OF OUR AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED SHARES OF OUR COMMON STOCK FROM 150,000,000 SHARES TO 225,000,000 SHARES.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2016.	For	Issuer	For	With

SOLAZYME, INC.

Ticker Symbol:SZYM	Cusip Number:83415T101
Record Date: 4/11/2016	Meeting Date: 6/8/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR MICHAEL V. ARBIGE JERRY FIDDLER	For	Issuer	For	With
2	AMENDMENT OF OUR AMENDED AND RESTATED CERTIFICATE OF INCORPORATION TO INCREASE THE AUTHORIZED SHARES OF OUR COMMON STOCK FROM 150,000,000 SHARES TO 225,000,000 SHARES.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR OUR FISCAL YEAR ENDING DECEMBER 31, 2016.	For	Issuer	For	With

TWITTER INC.

Ticker Symbol:TWTR	Cusip Number:90184L102
Record Date: 3/30/2016	Meeting Date: 5/25/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR JACK DORSEY HUGH JOHNSTON	For	Issuer	For	With
2	TO APPROVE, ON AN ADVISORY BASIS, THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
3	RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2016.	For	Issuer	For	With
4	THE APPROVAL OF THE TWITTER, INC. 2016 EQUITY INCENTIVE PLAN TO BE FUNDED WITH SHARES OWNED BY OUR CEO, JACK DORSEY.	For	Issuer	For	With

* Management Recommended Vote

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NYSA Series Trust

By /s/Robert Cuculich

* Robert Cuculich

President

Date: July 7, 2016

*Print the name and title of each signing officer under his or her signature.